Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 18, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2012
Prospectus Date	rr_ProspectusDate	Jan 27, 2012

Touchstone Emerging Markets Equity Fund (Prospectus Summary): | Touchstone Emerging Markets Equity Fund
Touchstone Emerging Markets Equity Fund

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Emerging Markets Equity Fund

Supplement to Prospectus and Summary Prospectus dated January 27, 2012, as amended March 9, 2012 and April 16, 2012, and Statement of Additional Information

dated January 27, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Touchstone Emerging Markets Equity Fund (the “Fund”) Prospectus and Summary Prospectus dated January 27, as amended March 9, 2012 and April 16, 2012, and Statement of Additional Information dated January 27, 2012:

On May 17, 2012, the Board of Trustees of Touchstone Funds Group Trust approved an amendment to the annual advisory fee rate paid pursuant to the advisory agreement between the Fund and Touchstone Advisors, Inc., the Fund’s investment advisor (the “Advisor”).  Under the terms of the amendment, the contractual advisory fee paid by the Trust to the Advisor was reduced from 1.10% to 1.05% on the first $200 million of assets; from 1.05% to 1.00% on the next $200 million of assets; and from 0.95% to 0.90% on assets over $400 million.  The Board of Trustees also approved an amendment to the expense limitation agreement whereby the Advisor contractually agreed to waive a portion of its fees and/or reimburse certain expenses, resulting in a 0.05% reduction in the previously existing expense limitation amounts for each class of the Fund.

The following replaces the text with respect to the Fund under the heading “Annual Fund Operating Expenses” in the Fund’s Prospectus and Summary Prospectus.

 The following replaces the text under the heading “Example” with respect to the Fund:

Please retain this Supplement for future reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Emerging Markets Equity Fund		Class A	Class C	Class Y	Institutional
Management Fees	[1]	1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses	[2]	0.60%	0.72%	0.39%	0.33%
Acquired Fund Fees and Expenses (AFFE)	[3]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.91%	2.78%	1.45%	1.39%
Fee Waiver and/or Expense Reimbursement	[1][3]	0.21%	0.33%	none	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	1.70%	2.45%	1.45%	1.30%
[1]	) Expenses shown above have been restated to reflect a change to the Fund’s management fees and in the Fund’s contractual fee waiver and will differ from the expenses reflected in the Fund’s Annual Report for the fiscal year ended September 30, 2011.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses and the reduction in management fees.
[4]	) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.69%, 2.44%, 1.44% and 1.29% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively.This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “The Funds’ Management” in the Fund’s Prospectus for more information.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example Touchstone Emerging Markets Equity Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	744	358	148	135
Expense Example, With Redemption, 3 Years	1,127	840	459	434
Expense Example, With Redemption, 5 Years	1,534	1,449	752	755
Expense Example, With Redemption, 10 Years	2,668	3,092	1,735	1,663

Assuming No Redemption
Expense Example, No Redemption Touchstone Emerging Markets Equity Fund (USD $)	Class C
Expense Example, No Redemption, 1 Year	258
Expense Example, No Redemption, 3 Years	840
Expense Example, No Redemption, 5 Years	1,449
Expense Example, No Redemption, 10 Years	3,092

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
Touchstone Emerging Markets Equity Fund (Prospectus Summary): | Touchstone Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Emerging Markets Equity Fund
Supplement Text	ck0000914243_SupplementTextBlock

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Emerging Markets Equity Fund

Supplement to Prospectus and Summary Prospectus dated January 27, 2012, as amended March 9, 2012 and April 16, 2012, and Statement of Additional Information

dated January 27, 2012

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Touchstone Emerging Markets Equity Fund (the “Fund”) Prospectus and Summary Prospectus dated January 27, as amended March 9, 2012 and April 16, 2012, and Statement of Additional Information dated January 27, 2012:

On May 17, 2012, the Board of Trustees of Touchstone Funds Group Trust approved an amendment to the annual advisory fee rate paid pursuant to the advisory agreement between the Fund and Touchstone Advisors, Inc., the Fund’s investment advisor (the “Advisor”).  Under the terms of the amendment, the contractual advisory fee paid by the Trust to the Advisor was reduced from 1.10% to 1.05% on the first $200 million of assets; from 1.05% to 1.00% on the next $200 million of assets; and from 0.95% to 0.90% on assets over $400 million.  The Board of Trustees also approved an amendment to the expense limitation agreement whereby the Advisor contractually agreed to waive a portion of its fees and/or reimburse certain expenses, resulting in a 0.05% reduction in the previously existing expense limitation amounts for each class of the Fund.

The following replaces the text with respect to the Fund under the heading “Annual Fund Operating Expenses” in the Fund’s Prospectus and Summary Prospectus.

 The following replaces the text under the heading “Example” with respect to the Fund:

Please retain this Supplement for future reference.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses and the reduction in management fees.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Touchstone Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,127
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,534
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,668
Touchstone Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.45%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	358
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	840
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,449
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,092
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	258
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	840
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,449
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,092
Touchstone Emerging Markets Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	752
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,735
Touchstone Emerging Markets Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,663

[1]	) Expenses shown above have been restated to reflect a change to the Fund’s management fees and in the Fund’s contractual fee waiver and will differ from the expenses reflected in the Fund’s Annual Report for the fiscal year ended September 30, 2011.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses and the reduction in management fees.
[4]	) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.69%, 2.44%, 1.44% and 1.29% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively.This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “The Funds’ Management” in the Fund’s Prospectus for more information.